Interest and Finance Costs (Details) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Interest and Finance Costs
Series B Redeemable Preferred Units Interest	$ 529,000	$ 529,000